Business Combination - Acquisition of ZACC, SAWAN, Relaxation Salons (Details) ¥ in Thousands					1 Months Ended	12 Months Ended
	Jan. 01, 2022 JPY (¥)	Oct. 01, 2021 JPY (¥)	Aug. 31, 2021 JPY (¥) item	May 06, 2021 JPY (¥)	Oct. 31, 2021 item	Dec. 31, 2021 JPY (¥) item	Dec. 31, 2020 JPY (¥) item	Dec. 31, 2019 JPY (¥) item
Business Combination
Number of salons operated | item						12
Assets Acquired and Liabilities Assumed
Accounts receivable-other						¥ 542,988	¥ 411,278
Inventories						18,703	7,956
Prepaid expenses and other current assets						111,166	47,193
Property and equipment						424,996	235,930
Other intangible assets						391,038	97,615
Right-of-use asset - operating lease						1,824,095	1,578,828
Other assets						107,224	79,480
Total assets						5,753,061	5,713,466	¥ 4,757,465
Accounts payable						(230,899)	(67,016)
Mandatorily redeemable noncontrolling interests						(148,000)
Advances received						(618,514)	(461,665)
Lease liability						(755,219)	(658,320)
Borrowings						(746,588)	(668,380)
Asset retirement obligation						(296,401)	(191,192)	(127,411)
Other liabilities						(25,176)	(7,716)
Total liabilities assumed						(5,961,404)	(5,222,209)
Gain from bargain purchase								6,487
ZACC
Business Combination
Percentage of ownership interest			100.00%		60.00%
Cash consideration	¥ 148,000	¥ 152,986	¥ 370,000
Fair value of the consideration transferred			270,000
Initial payment to acquire businesses			¥ 69,014
Initial percentage of voting equity interests acquired		60.00%
Number of salons operated | item			3		3
Period of customers recognized by high level of techniques and hospitality			30 years		30 years
Acquisition related costs			¥ 0
Assets Acquired and Liabilities Assumed
Cash			81,802
Accounts receivable-other			49,573
Inventories			5,408
Prepaid expenses and other current assets			2,234
Property and equipment			39,232
Other intangible assets			240,000			240,000
Right-of-use asset - operating lease			202,196
Other assets			68,497
Total assets			688,942
Accounts payable			(6,041)
Accrued expenses and other current liabilities			(42,168)
Mandatorily redeemable noncontrolling interests			(148,000)
Lease liability			(201,076)
Borrowings			(249,263)
Asset retirement obligation			(14,147)
Deferred tax liabilities			(73,488)
Total liabilities assumed			(734,183)
Net assets acquired			(45,241)
Fair value of the consideration transferred			122,000
Asset Acquisition,Goodwill			¥ 167,241
SAWAN CO. LTD. ("SAWAN")
Business Combination
Cash consideration				¥ 140,697
Acquisition related costs				12,000
Assets Acquired and Liabilities Assumed
Cash				7,824
Accounts receivable-other				18,228
Inventories				3,391
Prepaid expenses and other current assets				16,643
Property and equipment				70,497
Other intangible assets				100,000
Right-of-use asset - operating lease				168,242
Other assets				57,259
Total assets				442,084
Accounts payable				(99,405)
Accrued expenses and other current liabilities				(16,271)
Advances received				(60,651)
Lease liability				(165,560)
Asset retirement obligation				(25,060)
Deferred tax liabilities				(30,620)
Other liabilities				(14,701)
Total liabilities assumed				(412,268)
Net assets acquired				29,816
Fair value of the consideration transferred				140,697
Asset Acquisition,Goodwill				¥ 110,881
Relaxation Salons
Business Combination
Cash consideration						¥ 202,686	¥ 86,916	¥ 23,813
Number of salons acquired | item						18	16	17
Assets Acquired and Liabilities Assumed
Property and equipment						¥ 36,299	¥ 51,005	¥ 27,567
Other intangible assets						15,000	12,690	6,519
Total assets						51,299	63,695	34,086
Asset retirement obligation						(33,876)	(49,217)	(25,942)
Total liabilities assumed						(33,876)	(49,217)	(25,942)
Net assets acquired						17,423	14,478	8,144
Fair value of the consideration transferred						202,686	86,916	23,813
Asset Acquisition,Goodwill						185,263	72,438	22,156
Gain from bargain purchase						¥ 0	¥ 0	¥ 6,487